Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Parties of the Group and their Relationships	The table below sets major related parties of the Group and their relationships with the Group:
Entity name	Relationship with the Group
Fanhua Group	Shareholder of the Company

Schedule of Related Party Transaction

	For the years ended December 31,
Significant transactions with related party	2023	2024	2025
	RMB	RMB	RMB
Repayment of borrowings from related party
Fanhua Group (i)	(12,610)	(10,000)	-

(b)	The outstanding balance due to related parties as of December 31, 2024 and 2025 were as follows:

	As of December 31,
Balances with related party	2024	2025
	RMB	RMB
Amounts due to related party
Fanhua Group	45,811	50,626

(i)	Corporate borrowings from Fanhua Group

Schedule of Estimate the Fair Value of the Corporate Borrowings
	As of December 31,
	2023	2024	2025
Discount rate	11.87%	9.92%	9.20%

Schedule of Corporate Borrowings

The movement of Corporate borrowings from Fanhua Group is as follows:

Corporate Borrowings
RMB
Balance as of January 1, 2023	59,932
Change in fair value	7,524
Change in other comprehensive income	405
Repayment of amounts due to related party	(12,610)
Balance as of December 31, 2023	55,251
Balance as of January 1, 2024	55,251
Change in fair value	757
Change in other comprehensive income	(197)
Repayment of amounts due to related party	(10,000)
Balance as of December 31, 2024	45,811
Balance as of January 1, 2025	45,811
Change in fair value	4,461
Change in other comprehensive income	354
Balance as of December 31, 2025	50,626